Cash and cash equivalents and restricted cash (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents And Restricted Cash
Cash on hand and bank deposits		$ 490,657	$ 365,610
Demand and term deposits	[1]	18,325	10,143
Cash and cash equivalents		508,982	375,753	$ 479,381	$ 640,891
Restricted cash	[2]	5,465	5,371
Cash and cash equivalents and restricted cash		$ 514,447	$ 381,124

[1]	As of December 31, 2017 and 2016, within the cash equivalents, there are demand and term deposits that amounted to $ 18,325 and $ 10,143, respectively. The use of term deposits depends on the cash requirements of the Company. As of December 31, 2017, term deposits accrue annual interest rates between 3.77% and 5.52% in Colombian pesos and between 2.10% and 6.50% in dollars. As of December 31, 2016, term deposits accrue annual interest rates between 6.66% and 11.97% in dollars and between 0.20% and 6.50% in Colombian pesos.
[2]	As of December 31, 2017, the restricted cash includes resources in administration in an autonomous equity, which have a specific destination in relation to the object for which they were constituted, they consist among others in the payment of capital and interests to the bondholders.